Fees Summary	Sep. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 42,161,000.00
Total Fee Amount	5,822.43
Total Offset Amount	0.00
Net Fee	$ 5,822.43
Offering Table N/A
Offset Table N/A	N/A